Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 6 - LEASES:

Lease agreements:

As of December 31, 2024, the Company has several operating lease agreements for its facilities and vehicles as follows:

Vehicles:

The Company rents motor vehicles for use by some of its employees under operating lease agreements with lease terms of three years. As collateral for the cars’ lease agreements, the Company pays in advance the fee for the last month under the lease agreement.

As of December 31, 2024, the Company is engaged with car lease companies for leasing of 28 vehicles. The monthly payments for those agreements are approximately $25 thousands.

Offices:

The Company’s corporate headquarters are located in Hod-Hasharon, Israel, consisting of approximately 5,500 square meters of facility space.

During April 2024, the Company signed an amendment to the lease agreement for its office space in Hod-Hasharon, Israel, which extends the lease term through February 28, 2029. This amendment also provides the Company with an option to extend the lease period by additional two years until February 28, 2031.

The Company concluded that it is reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was included in determining the lease term.

The Company has entered into various operating leases for office buildings in other territories. The total monthly rent payment of those leases is approximately $20 thousands.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended on December 31, 2024	Year ended on December 31, 2023
	U.S. dollars in thousands
Operating lease cost:
Fixed Payment	2,088	2,064

The table below presents supplemental cash flow information related to operating leases:

	Year ended on December 31, 2024	Year ended on December 31, 2023
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	1,886	1,935
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating lease liabilities arising from obtaining operating right-of-use assets	6,094	398

The table below presents supplemental balance sheet information related to operating leases:

	December 31, 2024	December 31, 2023
	U.S. dollars in thousands	U.S. dollars in thousands
Operating lease right-of-use assets	7,458	2,202

Current maturities of operating leases	975	1,766
Non-current operating leases	6,645	190
Total operating lease liabilities	7,620	1,956

Weighted average remaining lease term (years)	5.76	1.17
Weighted annual average discount rate	11.65%	13.12%

The table below presents maturities of operating lease liabilities:

December 31, 2024
U.S. dollars in thousands
2025	1,732
2026	1,751
2027	1,690
2028	1,636
2029 and forward	3,524
Total operating lease payments	10,333
Less: imputed interest	(2,713)
Present value of lease liabilities	7,620